INVESTMENT IN BIG RIDGE GOLD CORP. (Details 2) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current assets	$ 43,911,000	$ 50,026,000
Non-current assets	216,398,000	251,187,000
Assets	260,309,000	301,213,000
Current liabilities	9,955,000	40,825,000
Non-current liabilities	26,429,000	16,835,000
Liabilities	36,384,000	$ 57,660,000
BIG RIDGE GOLD CORP [Member]
Statement [Line Items]
Current assets	7,924
Non-current assets	7,794
Assets	15,718
Current liabilities	239
Non-current liabilities	321
Liabilities	560
Net assets	$ 15,158